Fair Value of Financial Assets and Liabilities - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Investment securities:
Debt instruments at amortized cost	¥ 72,015	¥ 320,771
Loans and advances	97,714,938	94,671,818
Other financial assets	4,250,454	4,229,678
Deposits:
Borrowings	19,423,355	17,121,362
Debt securities in issue	11,228,600	10,985,048
Other financial liabilities	8,417,048	7,150,251
Carrying value [member]
Investment securities:
Debt instruments at amortized cost	72,015	320,771
Loans and advances	97,714,938	94,671,818
Other financial assets	4,250,454	4,229,678
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	108,367,451	95,849,958
Other deposits	47,126,203	42,581,460
Borrowings	19,042,714	16,735,474
Debt securities in issue	11,228,600	10,985,048
Other financial liabilities	8,416,003	7,149,714
Not carried at fair value [member]
Investment securities:
Debt instruments at amortized cost	71,894	321,057
Loans and advances	100,324,891	97,428,956
Other financial assets	4,248,069	4,227,027
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	108,368,292	95,851,474
Other deposits	47,132,088	42,594,532
Borrowings	19,193,217	16,825,055
Debt securities in issue	11,375,401	10,777,289
Other financial liabilities	8,416,002	7,149,704
Not carried at fair value [member] | Level 1 [member]
Investment securities:
Debt instruments at amortized cost	22,240	282,520
Not carried at fair value [member] | Level 2 [member]
Investment securities:
Debt instruments at amortized cost	49,654	38,537
Loans and advances	299,422	356,570
Other financial assets	4,195,346	4,174,646
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	108,368,292	95,851,474
Other deposits	46,990,361	42,339,787
Borrowings	19,174,649	16,797,789
Debt securities in issue	11,176,631	10,395,526
Other financial liabilities	8,381,775	7,107,189
Not carried at fair value [member] | Level 3 [member]
Investment securities:
Loans and advances	100,025,469	97,072,386
Other financial assets	52,723	52,381
Deposits:
Other deposits	141,727	254,745
Borrowings	18,568	27,266
Debt securities in issue	198,770	381,763
Other financial liabilities	¥ 34,227	¥ 42,515